ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 30, 2022

BY Edgar

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	Barings Access Pine Point Fund (formerly, MassMutual Access Pine Point Fund) (the “Fund”) (File Nos. 333-256560, 811-23700)

Ladies and Gentlemen:

On behalf of the Fund and in accordance with Rule 486(a) under the Securities Act of 1933, as amended, we are filing today via EDGAR Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2.

This Post-Effective Amendment is being filed for purposes of filing exhibits and making certain updates and revisions to the Registration Statement relating to, among other things, the Fund’s proposed new name, investment adviser and sub-adviser and the registration of a new class of shares (Class 4) of the Fund. Effective September 27, 2022, the Fund changed its name from MassMutual Access Pine Point Fund to Barings Access Pine Point Fund. The Fund intends to make a subsequent name change to Barings Private Equity Opportunities and Commitments Fund pending discussions with the staff of the Securities and Exchange Commission.

Please direct any questions or comments regarding this filing to me at Ali.Olia@ropesgray.com or at (617) 951-7204. Thank you for your attention to this matter.

Very truly yours,

/s/ Ali R. Olia

Ali R. Olia

cc:	Gregory C. Davis, Ropes & Gray LLP

Brian D. McCabe, Ropes & Gray LLP
Yana D. Guss, Ropes & Gray LLP